Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment, net
Property and equipment, net

	As of December 31,
(in thousands)	2016	2017
Capitalized software and software development costs	€7,302	€13,287
Computer equipment	8,358	13,387
Furniture and fixtures	2,743	3,620
Office equipment	1,009	786
Leasehold improvements	1,811	3,985
Subtotal	21,223	35,065
Less: accumulated depreciation	10,096	17,695
Construction in process	35,735	97,101
Property and equipment, net	€46,862	€114,471

As of December 31, 2016 and 2017, our internally developed capitalized software development costs, net of accumulated amortization, were €2.6 million and €3.6 million, respectively.
In June 2015, we signed a contract to build our new corporate headquarters in Düsseldorf, Germany. The Company was deemed to be the owner of the premises during the construction period under build-to-suit lease accounting guidance under ASC 840. Therefore, a construction-in-progress asset and a related construction financing obligation were recorded on our consolidated balance sheets. The building assets are included in construction in process and will begin depreciating when the costs incurred related to the build out of the headquarters are complete and the normal tenant improvements are ready for their intended use, which is expected to be in 2018.
During 2017, we have incurred costs for special tenant building requests associated with the construction of the new corporate headquarter, which are included in construction in process. We will begin depreciating when the costs incurred related to the build out of the headquarters are complete and the normal tenant improvements are ready for their intended use.
We establish assets and liabilities for the present value of estimated future costs to return certain of our leased facilities to their original condition under the authoritative accounting guidance for asset retirement obligations. Such assets are depreciated over the lease period and the recorded liabilities are accreted to the future value of the estimated restoration costs. As of December 31, 2017, an asset retirement obligation asset of €1.0 million is included within leasehold improvements, gross of accumulated depreciation of €0.3 million, and a liability of €1.0 million for the cost to decommission the physical space of our current operating leases for office space once we move into our new corporate headquarter in mid 2018.